--------------------------------------------------------------------------------
    OPPENHEIMER TOTAL
    RETURN FUND PERIODIC
    INVESTMENT PLAN
    Financial Statements for the Year Ended December
    31, 1998 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To Certificate Holders, Oppenheimer Total Return Fund
  Periodic Investment Plan:

We have audited the accompanying statement of condition of Oppenheimer Total Return Fund Periodic Investment Plan as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Total Return Fund Periodic Investment Plan as of December 31, 1998, and the results of its operations and changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.



February 22, 1999


OPPENHEIMER TOTAL RETURN FUND
PERIODIC INVESTMENT PLAN

STATEMENT OF CONDITION
DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------

NET ASSETS - Investment in 7,952,656 shares of Oppenheimer Total
  Return Fund, Inc. capital stock held for certificate holders stated at net asset
  value of $12.23 a share (certificate holders' investment, $46,297,525)                                 $ 97,260,983
                                                                                                         ============
NET ASSETS REPRESENTED BY:
  Total payments made by certificate holders                                                             $609,271,054
  Distributions reinvested                                                                                 93,884,102
                                                                                                         ------------
      Investment in shares of Oppenheimer Total Return Fund, Inc. capital stock                           703,155,156
  Less:  Cost of redemptions                                                                             (656,857,631)
                                                                                                         ------------
      Net cost of shares of Oppenheimer Total Return Fund, Inc. capital stock                              46,297,525
  Unrealized appreciation in value of shares held                                                          50,963,458
                                                                                                         ------------
NET ASSETS APPLICABLE TO CERTIFICATE HOLDERS                                                             $ 97,260,983
                                                                                                         ============

See accompanying notes to financial statements.


OPPENHEIMER TOTAL RETURN FUND
PERIODIC INVESTMENT PLAN

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME - Distributions received on shares of
  Oppenheimer Total Return Fund, Inc. capital stock                                                         $ 8,225,213

EXPENSES:
  Data processing and administration expenses                                                                   631,441
  Custodian fees and expenses                                                                                    10,779
                                                                                                            -----------
                  Total expenses                                                                                642,220
                                                                                                            -----------
INVESTMENT INCOME - Net
                                                                                                              7,582,993

INCREASE IN UNREALIZED APPRECIATION                                                                          11,730,002
                                                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $19,312,995
                                                                                                            ===========


See accompanying notes to financial statements.


OPPENHEIMER TOTAL RETURN FUND
PERIODIC INVESTMENT PLAN

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1998 AND 1997
-------------------------------------------------------------------------------------------------------------------------
                                                                                      1998                  1997

OPERATIONS:
  Investment income - net                                                             $  7,582,993          $ 11,497,254
  Change in unrealized appreciation of Plan shares held                                 11,730,002            11,550,710
                                                                                      ------------          ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             19,312,995            23,047,964

DISTRIBUTIONS TO CERTIFICATE HOLDERS
  FROM INVESTMENT INCOME - Net                                                          (7,582,993)          (11,497,254)

CAPITAL SHARE TRANSACTIONS - Net                                                       (18,401,782)            1,730,894
                                                                                      ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   (6,671,780)           13,281,604

NET ASSETS, BEGINNING OF YEAR                                                          103,932,763            90,651,159
                                                                                       -----------          ------------

NET ASSETS, END OF YEAR                                                               $ 97,260,983          $103,932,763
                                                                                      ============          ============


See accompanying notes to financial statements.

OPPENHEIMER TOTAL RETURN FUND
PERIODIC INVESTMENT PLAN

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998 AND 1997
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Oppenheimer Total Return Fund Periodic Investment Plan (Plan) is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Plan continues to service Hamilton Fund Periodic Investment Plans which were in existence on January 1, 1972, when the sale of such plans was discontinued. The following is a summary of significant accounting policies consistently followed by the Plan.

      CERTIFICATE HOLDERS INVESTMENT - The investment in shares of Oppenheimer Total Return Fund, Inc. (Fund) capital stock is carried at identified cost, which represents the amount available for investment in such shares (including reinvested distributions of net investment income and realized gains) after deduction of applicable sales charges, collection fees and expenses.

      FEDERAL INCOME TAXES - In the opinion of general counsel, the custodianship known as Oppenheimer Total Return Fund Periodic Investment Plan is a true trust for federal income tax purposes and as such the Plan eliminates all federal income tax liability by the distribution of its income.

      DATA PROCESSING AND ADMINISTRATION EXPENSES - OppenheimerFunds Services
      (OFS), a division of OppenheimerFunds, Inc., the investment advisor of the Fund, is the transfer agent for various registered investment companies as well as the Plan. OFS's total costs of providing services are allocated ratably to these entities. The Plan's share of such costs was $631,441 for the year ended December 31, 1998.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    CAPITAL SHARES

      As of December 31, 1998, the Plan held 7,952,656 shares of the Fund. Capital transactions in Fund shares were as follows:

                                                      1998                                  1997
                                                      AMOUNT              SHARES               AMOUNT          SHARES
            Net amount invested in Fund
              shares                                  $   419,032             34,854        $   202,437           17,134

            Fund shares acquired on
              reinvestment of distributions              7,582,993           647,918         11,497,254        1,057,973

            Redemption of Fund shares                  (26,403,807)       (2,178,549)        (9,968,797)        (905,196)
                                                      ------------        ----------        -----------        ---------

            Net increase (decrease)                   $(18,401,782)       (1,495,777)       $ 1,730,894          169,911
                                                      =============       ==========        ===========        =========

                                           * * * * * *
                                               - 5 -